RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2024
Related Party [Abstract]
Disclosure of transactions between related parties
Inclusive of those described above, the following table summarizes the transactions the partnership has entered into with related parties for the three and six month periods ended June 30, 2024 and 2023:

	Three Months Ended June 30,		Six Months Ended June 30,
(US$ MILLIONS)	2024	2023	2024	2023
Transactions during the period
Business services revenues (1)	$74	$15	$110	$73
____________________________________
(1) Within the business services segment, the partnership provides construction services and fuel products to affiliates of Brookfield.
Inclusive of those described above, the following table summarizes balances with related parties as at June 30, 2024 and December 31, 2023:

(US$ MILLIONS)	June 30, 2024	December 31, 2023
Balances at end of period
Accounts and other receivable, net	$447	$182
Accounts payable and other (1)	341	346
Non-recourse borrowings in subsidiaries of the partnership	150	146
Interest of others in operating subsidiaries	4	4
____________________________________
(1)Includes $258 million related to a tax receivable agreement payable to related parties by the partnership’s advanced energy storage operation (December 31, 2023: $245 million)